OTHER FINANCIAL LIABILITIES (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of financial liabilities [line items]
Lease liabilities		$ 43.5	$ 41.8
Royalty payable		9.6		$ 16.8
Severance accrual		33.2		33.9
Deferred share units/performance share units liability (Note 31)		28.0		18.6
Accounts receivable financing credit		34.5		40.6
Current portion of long-term debt (Note 28)		56.2		1.9
Derivative liabilities		1.8		6.5
Other		22.3		20.0
Other financial liabilities		229.1		138.3
Current		131.1		62.3
Non-current		$ 98.0		$ 76.0
Royalty payable, proceeds interest	$ 15.4
Net smelter return royalty (as percent)	2.50%	2.50%
Net proceeds of disposition of interest	50.00%	50.00%
Accounts receivable financing credit, period	30 days
Miramar Mining Corporation
Disclosure of financial liabilities [line items]
Royalty payable		$ 5.5
Royalty payable, proceeds interest	$ 15.4
Partial payments, since inception		$ 6.0